Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments
Cost or Amortized Cost	$ 3,208,421
Fair Value	3,561,505
Fixed maturity securities
Investments
Cost or Amortized Cost	2,315,654	2,460,930
Gross Unrealized Gains	280,536	487,596
Gross Unrealized Losses	(3,706)	(3,119)
Fair Value	2,592,484	2,945,407
Fixed maturity securities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	13,470	14,208
Fixed maturity securities | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	22,562	22,604
Gross Unrealized Gains	269	423
Gross Unrealized Losses	0	0
Fair Value	22,831	23,027
Fixed maturity securities | United States Government and government agencies and authorities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	46,457	48,315
Gross Unrealized Gains	2,284	5,120
Gross Unrealized Losses	(197)	0
Fair Value	48,544	53,435
Fixed maturity securities | States, municipalities and political subdivisions | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	22,381	25,908
Gross Unrealized Gains	2,072	3,794
Gross Unrealized Losses	0	(817)
Fair Value	24,453	28,885
Fixed maturity securities | Foreign governments | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Asset-backed
Investments
Cost or Amortized Cost	789	950
Gross Unrealized Gains	62	33
Gross Unrealized Losses	0	0
Fair Value	851	983
Fixed maturity securities | Asset-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	5,223	6,403
Gross Unrealized Gains	314	619
Gross Unrealized Losses	0	0
Fair Value	5,537	7,022
Fixed maturity securities | Commercial mortgage-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	72,219	78,868
Gross Unrealized Gains	5,878	8,347
Gross Unrealized Losses	(355)	(1)
Fair Value	77,742	87,214
Fixed maturity securities | Residential mortgage-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	2,482	1,654
Fixed maturity securities | Corporate
Investments
Cost or Amortized Cost	2,146,023	2,277,882
Gross Unrealized Gains	269,657	469,260
Gross Unrealized Losses	(3,154)	(2,301)
Fair Value	2,412,526	2,744,841
Fixed maturity securities | Corporate | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	10,988	12,554
Equity securities
Investments
Cost or Amortized Cost	94,467	76,808
Gross Unrealized Gains	7,885	15,060
Gross Unrealized Losses	(2,086)	(775)
Fair Value	100,266	91,093
Equity securities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Equity securities | Common stocks
Investments
Cost or Amortized Cost	92	92
Gross Unrealized Gains	326	205
Gross Unrealized Losses	0	0
Fair Value	418	297
Equity securities | Common stocks | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	94,375	76,716
Gross Unrealized Gains	7,559	14,855
Gross Unrealized Losses	(2,086)	(775)
Fair Value	99,848	90,796
Equity securities | Non-redeemable preferred stocks | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	$ 0	$ 0